INVESTMENT IN NON-MARKETABLE SECURITIES (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 03, 2019
Investment amount	$ 16,687	$ 89,001	$ 577,035
Phoenix Plus Corporation [Member]
Equity interest percentage				5.00%
Investment amount				$ 1,500
Shares issued price per share				$ 0.0001
Phoenix Plus Corporation [Member] | Common Stock [Member]
Shares purchased during period				15,000,000